Shareholder Report, Holdings (Details) - C000248158 [Member]	Jan. 31, 2025
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Oceaneering International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Liberty Global Ltd. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Suncor Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Equinor ASA - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
GSK PLC - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%